Note 7 - Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
	At December 31
	2024	2023
Cash	$4,912	$7,313
Restricted cash	144	144
	$5,056	$7,457